INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Opening balance		$ 446,548	$ 264,812
Changes
Investment in joint ventures, Additions		0	153,135
Disposals, Investments in associates and joint ventures		0	(14,510)
Share of profit (loss) in investment in associates		4,855	16,349
Share of profit (loss) in investment in joint ventures		12,162	7,590
Dividends Received, Investments in Associates		(8,586)	(5,320)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		22,726	20,634
Other increase (decrease) in investment and associates and joint ventures	[1]	(108,933)	3,858
Total changes		(77,776)	181,736
Ending balance		368,772	446,548
Carrying amount of associates accounted for using equity method				$ 158,772	$ 265,775	$ 241,140
Carrying amount of joint ventures accounted for using equity method				209,805	180,773	23,672
Total investment accounted for using equity method		$ 368,772	$ 446,548	$ 368,772	$ 446,548	$ 264,812

[1]	In May 2017, Arauco's associate Florestal Vale do Corisco S.A. performed a return of capital to its shareholders. This transaction did not generate effects in the Consolidated Statements of Profit or Loss nor modified Arauco's shareholding in Florestal Vale do Corisco S.A.